Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Continuing Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of operations
Other financial items, net (note 9)	$ 3,768	$ 799
Interest expense	0	972
Statement of cash flows
Net debt repayments	(46,317)	(76,397)
Financing costs paid	(569)	(9,809)
VIE debt | Continuing operations
Statement of operations
Other financial items, net (note 9)	3,749	0
Interest expense	10,381	5,273
Statement of cash flows
Net debt repayments	(42,670)	(52,359)
Financing costs paid	$ 0	$ (3,150)